DEFERRED REVENUES AND DEFERRED COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Deferred Revenues and Deferred Costs

	December 31,
	2020	2021
	(U.S. $ in thousands)
Deferred revenues:
Deferred product revenues	$1,515	$1,799
Deferred maintenance and professional services revenues	59,176	71,427
	60,691	73,226
Less - amounts offset from contract assets	(22,936)	(26,100)
Deferred revenues	37,755	47,126
Changes in deferred revenues:
Beginning of year	57,595	60,691
Deferred revenue relating to new sales	44,105	54,427
Revenue recognized during the year	(41,009)	(41,892)
End of year	60,691	73,226
Less - amounts offset from contract assets	(22,936)	(26,100)
Deferred revenues balance	$37,755	$47,126

Schedule of Assets Recognized from Costs to Obtain Contract with Customer

The Company determined that certain costs related to its sales incentive programs meet the requirements to be capitalized and deferred. These assets are recorded as current and non-current assets. The Company amortizes these deferred costs over the benefit period, currently estimated to be four years. The Company considers the benefit period to exceed the initial contract term for certain costs because of anticipated renewals and because sales commission rates for renewal contracts are not commensurate with sales commissions for initial contracts.

	December 31,
	2020	2021
	(U.S. $ in thousands)
Balance at beginning of year	$5,962	$6,627
Additional costs deferred	3,398	5,176
Amortization of deferred costs	(2,733)	(2,832)
Balance at end of year	$6,627	$8,971